Net Income (Loss) Per Share - Summary of Earnings (Loss) Income per Share Basic and Diluted Basis (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic (in shares)	312,765,516	304,001,631
Net income (loss)	$ 28,884	$ (106,027)
Basic EPS (in dollars per share)	$ 0.09	$ (0.35)
Dilutive RSUs and pRSUs (in shares)	3,295,575	0
Dilutive stock options (in shares)	241,773	0
Diluted EPS (in shares)	316,302,864	304,001,631
Diluted EPS	$ 28,884	$ (106,027)
Diluted (in dollars per share)	$ 0.09	$ (0.35)